Key management personnel (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Company's key management
	Three months ended June 30		Six months ended June 30
	2022	2021(b)	2022	2021(b)
Short-term benefits provided to executives(a)	$545	$231	$777	$548
Directors’ fees paid to non-executive directors	53	55	100	107
Share-based payments	430	391	743	1,054
Total	$1,028	$677	$1,620	$1,709